Risk Management Section - NII-at-Risk banking book per currency - year 1 (Detail) - Net interest income risk [Member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
Value at risk	€ (136)	€ (119)
Ramped Unfloored Parallel Downward [Member] | Euro [member]
Net Interest Income at Risk [Line Items]
Value at risk	(134)	(81)
Ramped Unfloored Parallel Downward [Member] | US Dollar [member]
Net Interest Income at Risk [Line Items]
Value at risk	25	20
Ramped Unfloored Parallel Downward [Member] | Other currency
Net Interest Income at Risk [Line Items]
Value at risk	(27)	(57)
Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
Value at risk	79	106
Ramped Unfloored Parallel Upward [Member] | Euro [member]
Net Interest Income at Risk [Line Items]
Value at risk	65	60
Ramped Unfloored Parallel Upward [Member] | US Dollar [member]
Net Interest Income at Risk [Line Items]
Value at risk	(24)	(20)
Ramped Unfloored Parallel Upward [Member] | Other currency
Net Interest Income at Risk [Line Items]
Value at risk	€ 39	€ 65